FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2025	December 31, 2024
Marketable securities held in Trust Account	1	$177,124,457	$—

The Company does not have any liabilities that are measured at fair value on a recurring basis.

Old Glory Holding Co [Member]
FAIR VALUE MEASUREMENTS

(10)	FAIR VALUE MEASUREMENTS

Overview

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Fair Value Hierarchy

Level 1

Valuation is based on inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2

Valuation is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as interest rates, yield curves observable at commonly quoted intervals, and other market-corroborated inputs.

Level 3

Valuation is generated from techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon models that primarily use, as inputs, observable market-based parameters. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability. The Company evaluates fair value measurement inputs on an ongoing basis in order to determine if there is a change of sufficient significance to warrant a transfer between levels. Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Company’s valuation process.

Fair Value Measured on a Recurring Basis

The following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Investment Securities Available for Sale

We obtain fair values for debt securities from a third-party pricing service, which utilizes several sources for valuing fixed-income securities. The market evaluation sources for debt securities include observable inputs rather than significant unobservable inputs and are classified as Level 2. The service provider utilizes pricing models that vary by asset class and include available trade, bid and other market information. Generally, the methodologies include broker quotes, proprietary models, vast descriptive terms and conditions databases, as well as extensive quality control programs.

Below is a table that presents information about certain assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	2025
	Level 1	Level 2	Level 3	Total
Financial assets:

US Treasury notes	$4,203	$-	$-	$4,203
Agency mortgage-backed securities	-	99,425	-	99,425
Municipal	-	156	-	156
Agency note	-	2,003	-	2,003
Agency guaranteed student loan bonds	-	56,919	-	56,919

Total	$4,203	$158,503	$-	$162,706

	2024
	Level 1	Level 2	Level 3	Total
Financial assets:

US Treasury notes	$198	$-	$-	$198
Municipal	-	225	-	225

Total	$198	$225	$-	$423

During the years ended December 31, 2025 and December 31, 2024, there were no transfers between the various levels.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Financial Assets and Financial Liabilities Measured on a Non-Recurring Basis

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value on a non-recurring basis:

Loans Held for Sale

Loans held for sale, which represent current mortgage production not yet sold, are recorded at the lower of current market prices or cost. The Company treats the loans held for sale as nonrecurring Level 2 in the event a write down were needed. Values are derived from sale prices obtained in an active market. Loans held for sale were carried at amortized cost as of December 31, 2025 and 2024. Interest rate lock commitments with customers and the related derivative were immaterial at December 31, 2025 and 2024, and have not been valued.

Individually Evaluated Loans

The fair value of individually evaluated loans, formerly “impaired” under incurred loss methodology, with specific allocations of the ACL is generally based on recent appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available for similar loans and collateral underlying such loans. Such adjustments result in a Level 3 classification of the inputs for determining fair value. Collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Individually evaluated loans are evaluated on at least a quarterly basis for additional impairment and adjusted in accordance with the loan policy.

The following table presents assets measured at fair value on a non-recurring basis as of December 31, 2025 and 2024:

				Range Of
				Level 3
				Appraisal
	2025			Adjustments
	Level 1	Level 2	Level 3

Financial assets:

Individually evaluated loans	$-	$-	$458	0% - 10%

Total	$-	$-	$458

Range Of
Level 3
Appraisal
	2024			Adjustments
	Level 1	Level 2	Level 3

Financial assets:

Individually evaluated loans	$-	$-	-	0% - 10%

Total	$-	$-	$-

Summary Fair Value of Financial Assets and Liabilities

The following table summarizes the carrying amount and fair value of all financial assets and liabilities as of December 31, 2025 and 2024:

		2025
	Carrying	Fair Value Measurements
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:

Cash and cash equivalents	72,399	72,399	72,399	-	-
Available for sale securities	162,706	162,706	4,203	158,503	-
Mortgage loans held for sale	600	612	-	612	-
Loans receivable, net	17,475	17,482	-	-	17,482
Accrued interest receivable	356	356	-	253	103

Financial Liabilities:

Time deposits	9,148	9,148	-	9,148	-
Accrued interest payable	1	1	-	1	-

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

		2024
	Carrying	Fair Value Measurements
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:

Cash and cash equivalents	174,605	174,605	174,605	-	-
Available for sale securities	423	423	198	225	-
Mortgage loans held for sale	739	754	-	754	-
Loans receivable, net	3,742	3,635	-	-	3,635
Accrued interest receivable	27	27	-	3	24

Financial Liabilities:

Time deposits	3,740	3,740	-	3,740	-
Accrued interest payable	1	1	-	1	-